Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and development
Stock compensation expense	$ 150	$ 205	$ 545
General and administrative
Stock compensation expense	$ 331	$ 347	$ 921